Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Term Government Trust
Entity Central Index Key	0000739594
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000024630
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Government Fund
Class Name	Institutional Shares
Trading Symbol	FSGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Government Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-3 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a portfolio generally consisting of U.S. Treasury securities and U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts.

Top Contributors to Performance

  Sector allocation added to Fund performance relative to the Index. Fund holdings outside of the Index in agency mortgage-backed securities and agency debt outperformed U.S. Treasury securities.

  Duration management contributed to relative Fund performance. The Fund was positioned with a slightly longer duration relative to the Index.

Top Detractors from Performance

  Yield curve positioning detracted from Fund performance relative to the Index. Fund holdings outside of the Index in agency mortgage-backed securities caused an overweight to the longer maturities. The yield curve steepened with the shortest maturity notes declining more in yield than longer maturity notes.

  Security selection detracted from relative Fund performance. Positions in two-year Treasuries contributed to Fund underperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year US Treasury Index
2/28/2015	$10,000	$10,000	$10,000
2/29/2016	$10,011	$10,150	$10,098
2/28/2017	$10,046	$10,294	$10,137
2/28/2018	$10,017	$10,346	$10,124
2/28/2019	$10,199	$10,674	$10,356
2/29/2020	$10,608	$11,921	$10,835
2/28/2021	$10,761	$12,086	$11,008
2/28/2022	$10,558	$11,766	$10,842
2/28/2023	$10,253	$10,622	$10,550
2/29/2024	$10,659	$10,976	$11,001
2/28/2025	$11,192	$11,613	$11,581

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.00%	1.08%	1.13%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
ICE BofA 1-3 Year US Treasury Index	5.28%	1.34%	1.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 47,833,449
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,833,449 Number of Investments25 Portfolio Turnover79% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.7%
Mortgage-Backed Securities	12.1%
Collateralized Mortgage Obligations	26.9%
U.S. Treasury Securities	57.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 3 Years	39.0%
1-3 Years	55.5%
Less than 1 Year	2.1%

Material Fund Change [Text Block]
C000024631
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Government Fund
Class Name	Service Shares
Trading Symbol	FSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Government Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-3 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a portfolio generally consisting of U.S. Treasury securities and U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts.

Top Contributors to Performance

  Sector allocation added to Fund performance relative to the Index. Fund holdings outside of the Index in agency mortgage-backed securities and agency debt outperformed U.S. Treasury securities.

  Duration management contributed to relative Fund performance. The Fund was positioned with a slightly longer duration relative to the Index.

Top Detractors from Performance

  Yield curve positioning detracted from Fund performance relative to the Index. Fund holdings outside of the Index in agency mortgage-backed securities caused an overweight to the longer maturities. The yield curve steepened with the shortest maturity notes declining more in yield than longer maturity notes.

  Security selection detracted from relative Fund performance. Positions in two-year Treasuries contributed to Fund underperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year US Treasury Index
2/28/2015	$10,000	$10,000	$10,000
2/29/2016	$9,977	$10,150	$10,098
2/28/2017	$9,977	$10,294	$10,137
2/28/2018	$9,909	$10,346	$10,124
2/28/2019	$10,050	$10,674	$10,356
2/29/2020	$10,409	$11,921	$10,835
2/28/2021	$10,514	$12,086	$11,008
2/28/2022	$10,276	$11,766	$10,842
2/28/2023	$9,944	$10,622	$10,550
2/29/2024	$10,312	$10,976	$11,001
2/28/2025	$10,811	$11,613	$11,581

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	4.84%	0.76%	0.78%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
ICE BofA 1-3 Year US Treasury Index	5.28%	1.34%	1.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 47,833,449
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,833,449 Number of Investments25 Portfolio Turnover79% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.7%
Mortgage-Backed Securities	12.1%
Collateralized Mortgage Obligations	26.9%
U.S. Treasury Securities	57.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 3 Years	39.0%
1-3 Years	55.5%
Less than 1 Year	2.1%

Material Fund Change [Text Block]